Employee Benefit Plans (Schedule of Net Funded Status) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
PBO at beginning of year	$ 10,438	$ 9,009
Service cost	222	192	186
Interest cost	451	479	473
Change in assumptions	681	1,247
Curtailment adjustment	(1,393)
Actuarial (gain) loss	49	(89)
Benefits paid	(426)	(400)
PBO at end of year	10,022	10,438	9,009
Fair value of plan assets at beginning of year	8,625	9,225
Actual return on plan assets, net of expenses	879	(200)
Fair value of plan assets at end of year	9,078	8,625	9,225
Funded status, included in (Other Liabilities) Other Assets	(944)	(1,813)
Unrecognized actual loss	(3,362)	(4,609)
Unrecognized prior service cost		(58)
Unrecognized net transition asset	1	3
Amounts recognized in accumulated comprehensive income	(3,361)	(4,664)
Accumulated benefit obligation	$ 10,022	$ 9,061